Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
The Designated, Issued and Outstanding Shares of Convertible Preferred Stock, by Series

The designated, issued and outstanding shares of convertible preferred stock, by series, as of December 31, 2017 are as follows (aggregate liquidation amount and proceeds, net of issuance costs, in thousands):

	Shares Designated	Original Issue Price	Shares Issued and Outstanding	Common Stock Equivalents (1)	Aggregate Liquidation Amount	Proceeds, Net of Issuance Costs
Series A	12,768,492	$1.9579445	12,618,279	12,618,279	$24,706	$23,848
Series B	31,034,696	$3.2222	13,801,318	13,801,318	44,471	43,616
Series C-1	8,660,572	$3.97	8,558,686	8,558,686	33,978	34,382
Series C	5,037,784	$3.97	5,037,784	5,037,784	20,000	19,469
Series D (2)(3)	80	$500,000	80		85,160	39,739

Total	57,501,624		40,016,147		$208,315	$161,054

(1)	The Series D shares are convertible into shares in the next equity financing (either preferred or common) at a 50% discount to the fair value price per share of the shares to be issued in the next financing, therefore, the Series D common stock equivalents and the totals for common stock equivalents have been left blank.
(2)	Aggregate liquidation amount includes accrued and unpaid dividends of $5.2 million as of December 31, 2017.
(3)	Proceeds, net of issuance costs, include $35.0 million in cash, $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.3 million. Excludes the Series D 2X Liquidation Preference net issuance price of $18.2 million, the loss on the issuance of Series D redeemable convertible preferred stock of $35.2 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $5.2 million.

The designated, issued and outstanding shares of convertible preferred stock, by series, as of December 31, 2016 are as follows (aggregate liquidation amount and proceeds, net of issuance costs, in thousands):

	Shares Designated	Original Issue Price	Shares Issued and Outstanding	Common Stock Equivalents (1)	Aggregate Liquidation Amount	Proceeds, Net of Issuance Costs
Series A	12,768,492	$1.9579445	12,618,279	12,618,279	$24,706	$23,848
Series B	31,034,696	$3.2222	13,801,318	13,801,318	44,471	43,616
Series C-1	8,660,572	$3.97	8,558,686	8,558,686	33,978	34,382
Series C	5,037,784	$3.97	5,037,784	5,037,784	20,000	19,469
Series D (2)(3)	60	$500,000	60		61,144	29,814

Total	57,501,604		40,016,127		$184,299	$151,129

(1)	The Series D shares are convertible into shares in the next equity financing (either preferred or common) at a 50% discount to the fair value price per share of the shares to be issued in the next financing, therefore, the Series D common stock equivalents and the totals for common stock equivalents have been left blank.
(2)	Aggregate liquidation amount includes accrued and unpaid dividends of $1.1 million as of December 31, 2016.
(3)	Proceeds, net of issuance costs, include $25.0 million in cash and $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.2 million. Excludes the Series D 2X Liquidation Preference net issuance price of $7.5 million, the loss on the issuance of Series D redeemable convertible preferred stock of $26.6 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $1.1 million.

The following table summarizes the preferred stock preferences in connection with the issuance of the Series D as of December 31, 2017:

	Dividend Rate(1)	Conversion Rate		Liquidation Preference Per Share
Series D	12.0%	1:2	(2)	$1,000,000	(3)
Series C	*	1:1		$3.97
Series C-1	*	1:1		$3.97
Series B	*	1:1		$3.2222
Series A	*	1:1		$1.9579445

(1)	Series D dividends accrue whether or not declared and are payable upon (i) conversion, (ii) redemption or (iii) liquidation. Dividends on all other series of convertible preferred stock are payable when and as declared by the Company’s board of directors and are subordinate to the Series D dividends. As of December 31, 2017 and 2016, no dividends have been paid or declared.
(2)	Represents the rate at which the Series D will convert in the next equity financing, rather than the conversion rate into common stock.
(3)	The Series D Liquidation Preference per share is equal to the sum of two times the issuance price per share of $500,000, plus accrued and unpaid dividends.